Property, plant and equipment Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of information about property, plant and equipment
The estimated useful lives of significant items of property, plant and equipment are as follows:

-	tankers	20 years
-	FSO/FPSO	30 years
-	plant and equipment	5 - 20 years
-	fixtures and fittings	5 - 10 years
-	other tangible assets	3 - 20 years
-	dry-docking	2.5 - 5 years

(in thousands of USD)	Vessels	Vessels under construction	Right-of-use assets	Other tangible assets	Prepayments	Total PPE
At January 1, 2021
Cost	4,608,326	207,069	113,859	5,189	—	4,934,443
Depreciation & impairment losses	(1,743,018)	—	(60,904)	(3,430)	—	(1,807,352)
Net carrying amount	2,865,308	207,069	52,955	1,759	—	3,127,091

Acquisitions	56,111	356,951	23,476	142	—	436,680
Disposals and cancellations	(39,522)	—	—	—	—	(39,522)
Depreciation charges	(296,837)	—	(47,387)	(680)	—	(344,904)
Transfers	382,727	(382,727)	—	—	—	—
Translation differences	—	—	(43)	(3)	—	(46)
Balance at December 31, 2021	2,967,787	181,293	29,001	1,218	—	3,179,299

At January 1, 2022
Cost	4,875,810	181,293	53,226	5,244	—	5,115,573
Depreciation & impairment losses	(1,908,023)	—	(24,225)	(4,026)	—	(1,936,274)
Net carrying amount	2,967,787	181,293	29,001	1,218	—	3,179,299

Acquisitions	448,850	165,246	14,060	164	—	628,320
Disposals and cancellations	(258,899)	—	—	—	—	(258,899)
Depreciation charges	(199,457)	—	(21,509)	(610)	—	(221,576)
Transfer to assets held for sale	(18,459)	—	—	—	—	(18,459)
Transfers	118,110	(118,110)	—	—	—	—
Translation differences	—	—	(59)	(10)	—	(69)
Balance at December 31, 2022	3,057,932	228,429	21,493	762	—	3,308,616

At January 1, 2023
Cost	5,014,747	228,429	66,785	5,159	—	5,315,120
Depreciation & impairment losses	(1,956,815)	—	(45,292)	(4,397)	—	(2,006,504)
Net carrying amount	3,057,932	228,429	21,493	762	—	3,308,616

Acquisitions	295,568	41,627	31,557	372	1,031	370,155
Disposals and cancellations	(815,733)	—	(2,087)	—	—	(817,820)
Depreciation charges	(200,896)	—	(18,040)	(492)	—	(219,428)
Transfer to assets held for sale (Note 3)	(870,844)	—	—	—	(1,031)	(871,875)
Transfers	163,543	(163,543)	—	—	—	—
Translation differences	—	—	13	2	—	15
Balance at December 31, 2023	1,629,570	106,513	32,936	644	—	1,769,663

At December 31, 2023
Cost	3,265,939	106,513	56,240	4,717	—	3,433,409
Depreciation & impairment losses	(1,636,369)	—	(23,304)	(4,073)	—	(1,663,746)
Net carrying amount	1,629,570	106,513	32,936	644	—	1,769,663
Disposal of assets – Gains/losses

(in thousands of USD)	Sale price	Book Value	Gain	Loss
Newton - Sale	35,370	32,953	1,163	—
Filikon - Sale	15,974	6,570	9,404	—
Other	—	—	4,500	—

At December 31, 2021	51,344	39,523	15,068	—

	Sale price	Book Value	Gain	Loss
Sandra - Sale	47,520	47,299	221	—
Sara - Sale	47,520	46,013	1,507	—
Sonia - Sale	50,490	50,837	—	(347)
Simone - Sale	50,490	50,070	420	—
Cap Leon - Sale	19,924	9,081	10,843	—
Cap Pierre - Sale	19,058	11,537	7,521	—
Cap Philippe - Sale	32,046	19,165	12,881	—
Europe - Sale	40,013	5,300	34,713	—
Cap Guillaume - Sale	34,153	19,597	14,556	—
Other	—	—	13,500	—

At December 31, 2022	341,214	258,899	96,161	(347)

	Sale price	Book Value	Gain	Loss
Cap Charles - Sale	40,523	18,459	22,064	—
Nautica - Sale	53,900	26,847	27,053	—
Alex - Sale	86,397	62,214	24,182	—
Ardeche - Sale	90,410	58,345	32,065	—
Drenec - Sale	86,327	56,279	30,048	—
Heron - Sale	89,130	58,243	30,887	—
Arafura - Sale	87,077	56,673	30,404	—
Amundsen - Sale	90,670	60,007	30,663	—
Diodorus - Sale	113,100	83,911	29,189	—
Dickens - Sale	113,397	83,534	29,863	—
Dalis - Sale	107,930	84,395	23,535	—
Cassius - Sale	123,500	91,635	31,865	—
Clovis - Sale	124,277	93,651	30,625	—

At December 31, 2023	1,206,636	834,192	372,444	—

Schedule of capital commitments	These capital commitments relate to five eco-type Suezmaxes and three eco-type VLCCs newbuilding contracts. The capital commitments can be detailed as follows:

(in thousands of USD)	Total	2024	2025	2026
Commitments in respect of VLCCs	314,160	11,220	78,540	224,400
Commitments in respect of Suezmaxes	309,596	188,496	—	121,100
Commitments in respect of FSOs	—	—	—	—
Total	623,756	199,716	78,540	345,500